Undiscovered Managers Funds

245 Park Avenue

New York, New York 10167

January 5, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attn: Vincent J. DiStefano

Re:	Undiscovered Managers Funds (the “Trust”) on behalf of

The Funds listed on Appendix A

File No. 811-8437 and 333-37711

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Funds identified on Appendix A hereto do not differ from those contained in Post-Effective Amendment No. 32 (Amendment No. 33 under the 1940 Act) filed electronically on December 22, 2010.

If you have any questions please call me at (212) 648-2085.

Very truly yours,

/s/ John T. Fitzgerald
John T. Fitzgerald Assistant Secretary

cc: Vincent J. DiStefano

Appendix A

JPMorgan Realty Income Fund

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Value Fund